CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	6 Months Ended
Jun. 30, 2026 USD ($)
Statement of Cash Flows [Abstract]
Placement agent fees and other reimbursable expenses	$ 480,312